Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2019
Related party transactions [abstract]
Schedule of compensation for the Company's key management personnel
Compensation for the Group’s key management personnel is as follows:

	Fiscal Year Ended June 30,
	2019	2018	2017
	(U.S. $ in thousands)
Executive management
Short-term compensation and benefits	$3,835	$2,991	$2,860
Post-employment benefits	109	99	100
Share-based payments	17,144	9,335	26,030
	$21,088	$12,425	$28,990

Board of directors
Cash remuneration	$430	$362	$388
Share-based payments	1,772	1,577	1,825
	$2,202	$1,939	$2,213